Muhlenkamp Fund | Muhlenkamp Fund
Muhlenkamp Fund
Investment Objective:
The Muhlenkamp Fund (the “Fund”) seeks to maximize total return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Muhlenkamp Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Muhlenkamp Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.27%
Total Annual Fund Operating Expenses	[2]	1.27%
[1]	Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds.
[2]	The Total Annual Fund Operating Expenses differs from the Ratio of Operating Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Muhlenkamp Fund	129	403	697	1,534

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.09% of the average value of its portfolio.

Principal Investment Strategies:
  The Fund principally invests in a diversified list of common stocks of companies of any capitalization, determined by the investment adviser to be highly profitable, yet undervalued.  Muhlenkamp & Company, Inc. (the “Adviser”) looks for companies it believes to have above-average profitability, as measured by corporate return-on-equity, and that sell at below-average prices, as measured by price-to-earnings-ratios.  In pursuing its investment objectives, the Fund may also invest in securities of foreign issuers. The Fund may purchase fixed-income or debt securities from time to time as substitutes for stocks when the Adviser determines that market conditions warrant their purchase.  The Fund intends to invest for the long-term, but may sell stocks and other securities regardless of how long they have been held.

Principal Risks:
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk

There is a risk that the strategies, research, or analysis techniques used by the Adviser and/or the Adviser’s selection of securities may fail to produce the intended results.

Small and Medium-sized Companies Risks

Small and medium-sized companies can be more sensitive to changing economic conditions.  Stocks of small and medium-sized companies are more volatile, often have less trading volume than those of larger companies, and are more difficult to sell at quoted market prices.

Credit Risks

There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Stock Market Risks

Investing in equity securities carries stock market risks and significant fluctuations in price – if the stock market declines in value, a fund is likely to decline in price.  Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Bond Market Risks

Investing in bonds may involve risks which affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks

Investing in foreign securities involves risks such as adverse political, social, and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets, and less protection for the shareholders in the foreign market.

Style Risk

The Adviser follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate short term volatility in Fund returns.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.muhlenkamp.com.

Calendar Year Returns as of December 31

During the 10-year period shown in the bar chart, the highest return for a quarter was 27.51% (quarter ending June 30, 2003) and the lowest return for a quarter was -21.88% (quarter ending December 31, 2008).

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Muhlenkamp Fund	12.52%	(2.27%)	5.25%	9.37%	Nov. 01, 1988
Muhlenkamp Fund After Taxes on Distributions	10.94%	(2.56%)	4.78%	8.93%
Muhlenkamp Fund After Taxes on Distributions and Sale of Fund Shares	10.21%	(1.92%)	4.63%	8.55%
Muhlenkamp Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	9.37%	Nov. 01, 1988

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than certain other return figures because it includes a tax benefit resulting from the capital losses that would have resulted.